DEFERRED INCOME TAXES - Source of Changes in Deferred Tax Balances and Income Tax Related Contingent Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ (211)	$ 36
Income before income taxes	(181)	41
Increase (decrease) in income tax payable	2	(2)
Tax impact of amounts recognized within accumulated OCI	(3)	(5)
Increase (decrease) in other tax payable	0	2
Porgera [Member]
Source of Changes in Deferred Tax Balances
Disposition	(29)	0
Income Tax Related Contingent Liabilities
Source of Changes in Deferred Tax Balances
Estimated financial effect of contingent liabilities	60	257
Additions based on uncertain tax positions related to prior years	1	1
Additions based on uncertain tax positions related to the current year	5	7
Reductions for tax positions of prior years	(18)	(45)
Reclassifications	0	(160)
Estimated financial effect of contingent liabilities	48	60
Property, plant and equipment
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(272)	80
Environmental rehabilitation
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	64	(56)
Tax loss carryforwards
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(14)	(23)
AMT and other tax credits [Member]
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	58	(10)
Inventory
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	(58)	27
Other
Source of Changes in Deferred Tax Balances
Increase (decrease) in deferred tax liability (asset)	$ 11	$ 18